Employee benefits (Details 1) - Parent Company Gratuity plan [member] - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 3,863	₨ 3,404	₨ 3,076
Fair value of plan assets	(3,339)	(3,064)
Net defined benefit liability recognized	₨ 524	₨ 340